Noncontrolling Interests Holders (Details) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Revenue	$ 38,526	$ 59,437	$ 94,494
Net income (loss) attributable to noncontrolling interests	$ 2,108	$ 2,810	$ (3,516)